UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22713

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Aetna Multi-Strategy 1099 Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(414) 299-2270

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 240-9721

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Date of fiscal year end: March 31

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Date of reporting period: December 31, 2016

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

AETNA MULTI-STRATEGY 1099 FUND

(a Delaware Statutory Trust)

Schedule of Investments (unaudited)

December 31, 2016

				Redemptions	Redemption
Investments in Underlying Funds (91.29%)	Shares	Cost	Fair Value	Permitted	Notice Period
Event Driven (9.96%)
Nokota Capital Offshore Fund, Ltd., Founders Series A [a,b]	2,076	$2,300,000	$3,207,102	Quarterly [c]	90 Days
Roystone Capital Offshore Fund Ltd., Class A [a,b]	327	375,000	364,589	Quarterly [c]	90 Days
Silver Point Capital Offshore Fund, Ltd., Class H [a,b]	197	1,969,932	2,788,549	Annually [d]	90 Days
Total Event Driven			6,360,240

Global Macro (25.12%)
AlphaQuest Original Ltd., Class I [a,b]	2,875	2,875,000	2,568,335	Monthly	2 Days
Andurand Commodities Fund, Class A [a,b]	1,800	1,800,000	2,158,445	Monthly	60 Days
Discovery Global Opportunity Fund, Ltd., Class A [a,b]	18,940	2,055,195	2,786,657	Semi-annually	60 Days
GSA QMS Fund, Ltd., Class B [a,b]	26,358	2,382,853	2,635,736	Quarterly [j]	90 Days
Kepos Alpha Fund Ltd., Class A [a,b]	2,237	2,250,000	2,300,084	Quarterly [h]	65 Days
Nanook Energy Limited Fund, Class B [a,b]	13,123	1,600,000	1,500,494	Quarterly	45 Days
Voloridge Trading Aggressive Fund, Ltd. [a,b]	2,150	2,150,000	2,099,372	Monthly	30 Days
Total Global Macro			16,049,123

Hedged Equity (8.84%)
Black Diamond Thematic, Ltd., Series A [a,b]	13,155	1,807,603	2,237,158	Quarterly	60 Days
JHL Capital Group Fund Ltd., Class C [a,b]	2,000	2,000,000	1,698,881	Quarterly [c]	60 Days
KGH Market Neutral Strategies, Class B., SP [a,b]	21,000	2,100,000	1,714,344	Quarterly [e]	90 Days
Total Hedged Equity			5,650,383

Relative Value (47.37%)
Citadel Kensington Global Strategies Fund Ltd. [a,b]	3,275	3,377,983	6,106,967	Quarterly	45 Days
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	N/Ag	923,000	1,334,503	Quarterly [d]	75 Days
D.E. Shaw Oculus International Fund, Collective Liquidity Class [a,b]	N/Ag	2,200,000	2,808,301	Quarterly [d]	75 Days
D.E. Shaw Valence International Fund, [a,b]	N/Ag	2,500,000	2,784,312	Quarterly [d]	75 Days
Gotham Neutral Strategies, Ltd., Class A [a,b]	2,496	2,650,000	2,718,438	Monthly	15 Days
LMR Alpha Rates Trading Fund, Ltd., Class A [a,b]	32,500	3,250,000	3,663,523	Quarterly	30 Days
Metacapital Mortgage Opportunities Fund, Ltd., Class E1 [a,b]	376	390,168	489,142	Quarterly [c]	60 Days
Millennium International, Ltd., Class EE [a,b]	2,872	3,275,000	4,673,364	Quarterly [c]	90 Days
Quadrature Capital Vector Fund, Ltd., Class E [a,b]	22,294	2,500,000	2,551,754	Monthly	45 Days
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd. [a,b]	1,868	2,504,693	3,024,878	Monthly	30 Days
Visium Balanced Offshore Fund, Ltd., Class A [a,b]	48	104,669	110,572	Quarterly [d,i]	60 Days
Total Relative Value			30,265,754
Total Investments in Underlying Funds (cost $49,341,096) (91.29%)			$58,325,500
Short-Term Investments (1.21%)
Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.34% [f]		$774,142	$774,142
Total Short-Term Investments (cost $774,142) (1.21%)			$774,142

Total Investments (cost $50,115,238) (92.50%)			$59,099,642

Other assets less liabilities (7.50%)			4,791,663
Net Assets - 100.00%			$63,891,305

a Non-income producing.

b Underlying Funds are issued in private placement transactions and as such are restricted as to resale.

c The Underlying Fund can institute a gate provision on redemptions at the investor level of 17% - 25% of the fair value of the investment in the Underlying Fund.

d The Underlying Fund can institute a gate provision on redemptions at the fund level of 8% - 25% of the fair value of the investment in the Underlying Fund.

e Withdrawals from the Underlying Fund are permitted after a one year lock-up period from the date of the initial investment on February 1, 2016.

f The rate shown is the annualized 7-day yield as of December 31, 2016. This short-term investment is included in cash and cash equivalents on the statement of assets, liabilities and shareholders' equity.

g The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.

h In addition to quarterly withdrawals, monthly withdrawals are also permitted from the Underlying Fund at a limited amount of 33% of the net asset value held by the shareholder subject to a 0.20% redemption fee on the proceeds.

i The Underlying Fund is in liquidation mode and its remaining securities are considered to be illiquid. As such, the timing as to when the Fund may redeem this investment is uncertain.

j Withdrawals from the Underlying Fund are permitted after a one year lock-up period from the date of the initial investment on December 1, 2016.

The accompanying notes are an integral part of these Financial Statements

The Aetna Multi-Strategy 1099 Fund (the “Fund”) invests its assets, directly and indirectly, in a portfolio of investment funds that may or may not be registered under the Investment Company Act or other collective investment schemes (the “Underlying Funds”). The Board of Trustees of the Fund (the “Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Underlying Funds at fair value.

The valuations of investments in Underlying Funds are supported by information received from the Underlying Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily, as a practical expedient, will be the value determined as of such date by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund’s assets and the receipt of valuation information from the Underlying Manager of an Underlying Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month end valuation of the Underlying Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, Aetna Capital Management, LLC (the “Investment Manager”) and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, for Underlying Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) this includes situations where there is little, if any, market activity for the asset or liability.

The Fund’s short-term investments are valued using quoted prices that are available in an active market, and as such, $774,142 of short-term investments are recorded within Level 1 of the fair value hierarchy as of December 31, 2016.  The Fund did not carry any investments valued within Level 2 or Level 3 as of December 31, 2016.

During the period ended December 31, 2016 the Fund did not have any significant transfers between Levels 1 and 2 of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

In May 2015 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Fund elected to early adopt and retroactively apply ASU 2015-07 as of March 31, 2015. As a result of adopting ASU 2015-07, investments in Underlying Funds with a fair value of $58,325,500 are excluded from the fair value hierarchy as of December 31, 2016.

The Investment Manager generally categorizes the investment strategies of the Underlying Funds into four broad investment strategy categories. Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations, and share buybacks. A global asset allocation or global macro strategy seeks to dynamically allocate capital to relatively short-term trading opportunities around the world. A long/short equity or hedged equity strategy utilizes stock selection skills to identify companies that have the potential to perform well and those that are expected to do poorly. This strategy is intended to generate strong returns during rising equity markets and reduce losses during falling equity markets. Relative value investment strategies attempt to profit from pricing inefficiencies between related securities in various financial markets, including stocks, bonds, commodities, and futures.

The Underlying Funds compensate their respective Underlying Fund Managers through management fees of up to 3.5% annually of shareholders’ capital and incentive allocations of up to 35% of profits, subject to loss carryforward provisions, as defined in the respective Underlying Funds’ agreements. Depending on the profitability and asset size of certain Underlying Fund Managers, management of those Underlying Fund Managers may receive variable management and incentive fees as defined in the respective Underlying Fund Managers’ agreements. These variable fees may diverge from the aforementioned fee levels.

At March 31, 2016, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of year end were as follows:

Gross unrealized appreciation	$53,791
Gross unrealized depreciation	(579,442)
Net unrealized appreciation (depreciation)	$(525,651)
Tax cost	$61,073,085

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aetna Multi-Strategy 1099 Fund

By (Signature and Title)*	/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date March 1, 2017

By (Signature and Title)*	/s/ Brett Esterson
Brett Esterson, Treasurer
(Principal Financial Officer)

Date March 1, 2017

* Print the name and title of each signing officer under his or her signature.